Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021	Mar. 28, 2021	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income	$ (30,200)	$ 23,098	$ (2,056)	$ 13,543	$ 12,509	$ 4,852	$ (9,158)	$ 30,904	$ 32,857	$ 561	$ (30,613)
Denominator:
Weighted average common shares	106,285,072			67,673,884			80,735,661	67,673,884	67,673,884	67,673,884	67,673,884
Dilutive effect of potential common shares	$ 0			$ 0			$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average common shares assuming dilution	106,285,072			67,673,884			80,735,661	67,673,884	67,673,884	67,673,884	67,673,884
Earnings per share:
Basic	$ (0.28)			$ 0.20			$ (0.11)	$ 0.46	$ 0.49	$ 0.01	$ (0.45)
Diluted	$ (0.28)			$ 0.20			$ (0.11)	$ 0.46	$ 0.49	$ 0.01	$ (0.45)